UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                AW Asset Management, LLC
                 ------------------------------------
Address:             535 Madison Avenue, 26th Floor
                 ------------------------------------
                     New York, NY 10022
                 ------------------------------------

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Arthur  Wrubel
                  ------------------------------------------
Title:                President & Chief Executive Officer
                  ------------------------------------------
Phone:                212-421-7560
                  ------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Arthur Wrubel              New York, NY             May 13, 2005
-------------------            --------------           --------------
   [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         13F File Number                    Name

         28-
             -----------                    -------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                             ---------------------

Form 13F Information Table Entry Total:               34
                                             ---------------------

Form 13F Information Table Value Total:            $650,562
                                             ---------------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         13F File Number         Name


      No.         13F File Number         Name

                                 WESLEY CAPITAL
                              13F INFORMATION TABLE
                                 March 31, 2005

          Column 1               Column 2           Column 3     Column 4          Column 5               Column 6       Column 7
------------------------------------------------------------------------------------------------------------------------------------

                                 TITLE OF                                     SHARES OR           PUT/    INVESTMENT       OTHER
        NAME OF ISSUER            CLASS               CUSIP     VALUE (000)    PRN AMT    SH/PRN  CALL    DISCRETION      MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
CARRAMERICA REALTY CORPORATION    Common            144418100      86,406     2,738,700      SH         SHARED-DEFINED      NONE
CORRECTIONS CORP AMERICA          Common            22025Y407      94,306     2,443,166      SH         SHARED-DEFINED      NONE
INTRAWEST CORPORATION             Common            460915200      36,490     1,907,465      SH         SHARED-DEFINED      NONE
ORIGEN FINANCIAL, INC.            Common            68619E208      13,030     1,885,683      SH         SHARED-DEFINED      NONE
APARTMENT INVT & MGMT CO.         Common            03748R101      61,451     1,651,900      SH         SHARED-DEFINED      NONE
FAIRMONT HOTELS & RESORTS INC.    Common            305204109      49,925     1,506,500      SH         SHARED-DEFINED      NONE
INTERSTATE HOTELS & RESRTS INC    Common            46088S106       7,262     1,506,610      SH         SHARED-DEFINED      NONE
ARBOR REALTY TRUST, INC.          Common            038923108      35,331     1,427,500      SH         SHARED-DEFINED      NONE
CRT PPTYS INC                     Common            22876P109      30,731     1,410,964      SH         SHARED-DEFINED      NONE
SHURGARD STORAGE CENTERS INC.     Common            82567D104      38,920       949,729      SH         SHARED-DEFINED      NONE
MAGNA ENTERTAINMENT CORP.         Common            559211107       5,401       879,700      SH         SHARED-DEFINED      NONE
POST PROPERTIES INC               Common            737464107      25,934       835,500      SH         SHARED-DEFINED      NONE
ALEXANDER & BALDWIN INC           Common            014482103      33,196       805,731      SH         SHARED-DEFINED      NONE
TAUBMAN CENTERS INC               Common            876664103      21,343       769,400      SH         SHARED-DEFINED      NONE
URSTADT BIDDLE PROPERTIES INC.    Common            917286205      11,271       739,050      SH         SHARED-DEFINED      NONE
AFFORDABLE RESIDENTIAL
  COMMUNITIES INC.                Common            008273104       9,171       725,000      SH         SHARED-DEFINED      NONE
DIXIE GROUP INC..                 Common            255519100       8,701       550,016      SH         SHARED-DEFINED      NONE
FELCOR LODGING TRUST INC          Common            31430F101       5,923       476,500      SH         SHARED-DEFINED      NONE
ONE LIBERTY PROPERTIES INC        Common            682406103       8,778       470,400      SH         SHARED-DEFINED      NONE
TECHTEAM GLOBAL INC               Common            878311109       4,783       433,653      SH         SHARED-DEFINED      NONE
CAVCO INDUSTRIES INC              Common            149568107      10,095       417,465      SH         SHARED-DEFINED      NONE
SUN COMMUNITIES INC               Common            866674104      10,128       282,900      SH         SHARED-DEFINED      NONE
JAMESON INNS INC                  Common            470457102         368       250,000      SH         SHARED-DEFINED      NONE
O & Y PROPERTIES CORP.            Common            67081F206       2,841       220,400      SH         SHARED-DEFINED      NONE
LODGIAN INC                       Common            54021P403       1,489       145,300      SH         SHARED-DEFINED      NONE
RAND ACQUISITION                  Common            752182204         831       125,000      SH         SHARED-DEFINED      NONE
ISHARES                           Common            464287739      10,540        93,936      SH         SHARED-DEFINED      NONE
ALEXANDERS INC.                   Common            014752109      21,494        89,000      SH         SHARED-DEFINED      NONE
CONSOLIDATED-TOMOKA LAND CO.      Common            210226106       4,115        71,900      SH         SHARED-DEFINED      NONE
METROPOLIS REALTY HOLDINGS LLC    Common            591728100           0        43,000      SH         SHARED-DEFINED      NONE
MORGUARD                          Common            617577101         263        10,400      SH         SHARED-DEFINED      NONE
BEAZER HOMES USA, INC.            Option            07556Q9MW          34         3,160      PUT        SHARED-DEFINED      NONE
DR. HORTON INC.                   Option            2333149MF           7         1,550      PUT        SHARED-DEFINED      NONE
DR. HORTON INC.                   Option            2333199MF           4           937      PUT        SHARED-DEFINED      NONE

          Column 1                                          Column 8
-----------------------------------------------------------------------------------

                                          VOTING AUTHORITY
        NAME OF ISSUER                          SOLE           SHARED        NONE
-----------------------------------------------------------------------------------
CARRAMERICA REALTY CORPORATION               2,738,700
CORRECTIONS CORP AMERICA                     2,443,166
INTRAWEST CORPORATION                        1,907,465
ORIGEN FINANCIAL, INC.                       1,885,683
APARTMENT INVT & MGMT CO.                    1,651,900
FAIRMONT HOTELS & RESORTS INC.               1,506,500
INTERSTATE HOTELS & RESRTS INC               1,506,610
ARBOR REALTY TRUST, INC.                     1,427,500
CRT PPTYS INC                                1,410,964
SHURGARD STORAGE CENTERS INC.                  949,729
MAGNA ENTERTAINMENT CORP.                      879,700
POST PROPERTIES INC                            835,500
ALEXANDER & BALDWIN INC                        805,731
TAUBMAN CENTERS INC                            769,400
URSTADT BIDDLE PROPERTIES INC.                 739,050
AFFORDABLE RESIDENTIAL
  COMMUNITIES INC.                             725,000
DIXIE GROUP INC..                              550,016
FELCOR LODGING TRUST INC                       476,500
ONE LIBERTY PROPERTIES INC                     470,400
TECHTEAM GLOBAL INC                            433,653
CAVCO INDUSTRIES INC                           417,465
SUN COMMUNITIES INC                            282,900
JAMESON INNS INC                               250,000
O & Y PROPERTIES CORP.                         220,400
LODGIAN INC                                    145,300
RAND ACQUISITION                               125,000
ISHARES                                         93,936
ALEXANDERS INC.                                 89,000
CONSOLIDATED-TOMOKA LAND CO.                    71,900
METROPOLIS REALTY HOLDINGS LLC                  43,000
MORGUARD                                        10,400
BEAZER HOMES USA, INC.                           3,160
DR. HORTON INC.                                  1,550
DR. HORTON INC.                                    937